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                       [LETTERHEAD OF VEDDER PRICE]

                             December 2, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing Desk

     Re:  FBL Series Fund, Inc.
          Registration Statement on Form N-1A
          File Nos. 2-38512 and 811-2125
          Post Effective Amendment No. 32 under the
          Securities Act of 1933 and the Investment Company Act of 1940
          -------------------------------------------------------------

Dear Sir or Madam:

On behalf of the FBL Series Fund, Inc. (the "Registrant"), we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, that (i) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the above captioned, most recently filed amendment to the registration statement of the Registrant (the "Amendment"), and (ii) the text of the Amendment has been filed electronically.

                                                Very truly yours,

                                                /s/ James A. Arpaia
                                                James A. Arpaia

JAA/cy

cc:  Kristi Rojohn